Description of Organization and Business Operations (Details) - USD ($)		3 Months Ended	10 Months Ended
	Sep. 09, 2021	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Feb. 28, 2021
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering		$ 201,000,000
Proceeds from sale of Private Placement Warrants			$ 7,375,000
Transaction Costs		21,881,745
Deferred underwriting and advisory fees payable		9,000,000	9,000,000
Underwriting fees		4,019,555
Offering costs		21,881,745	21,881,745
Other offering costs		$ 8,163,891
Proceeds from IPO and Private Placement Warrants			$ 201,000,000
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)		100.00%	100.00%
Threshold period from closing of public offering entity is obligated to complete Business Combination		15 months	15 months
Threshold minimum aggregate fair market value as percentage of assets held in trust account		80.00%	80.00%
Threshold percentage of outstanding voting securities of target to be acquired by post transaction company to complete business combination		50.00%	50.00%
Common shares, par value, (per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Stock Price Per Unit		$ 10.05	$ 10.05
Threshold Percentage of Public Shares Subject to Redemption Without Company's Prior Written Consent		15.00%	15.00%
Threshold business days for redemption of public shares		10 days	10 days
Maximum Allowed Dissolution Expenses		$ 100,000	$ 100,000
Operating bank accounts		1,129,587	1,446,482
Securities held in Trust Account		201,020,753	201,004,349
Working Capital		$ 1,282,177	$ 1,430,848
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued		7,375,000	7,375,000
Price of warrant	$ 1.00
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants		$ 11.50	$ 11.50
Number of warrants issued		10,000,000	10,000,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued	20,000,000
Number of shares in a unit	1
Purchase price, per unit	$ 10.00
Proceeds from issuance initial public offering	$ 200,000,000
Redeemable per share		$ 10.05
Transaction Costs			$ 21,881,745
Deferred underwriting and advisory fees payable			9,000,000
Underwriting fees			4,019,555
Offering costs			8,163,891
Other offering costs		$ 698,299	$ 698,299
Proceeds from IPO and Private Placement Warrants	$ 200,000,000
Common shares, par value, (per share)		$ 0.0001	$ 0.0001
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants in a unit	0.5
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	7,375,000
Proceeds from sale of Private Placement Warrants	$ 7,375,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Number of warrants issued	7,375,000
Price of warrant	$ 1.00
Proceeds from sale of Private Placement Warrants	$ 7,375,000